UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04146
JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended December 31, 2025:

  John Hancock Managed Volatility Balanced Portfolio
  John Hancock Managed Volatility Conservative Portfolio
  John Hancock Managed Volatility Growth Portfolio
  John Hancock Managed Volatility Moderate Portfolio
John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series I/JELBX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series I/JELBX)	$18	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Balanced Portfolio (Series I/JELBX) returned 9.72% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Balanced Portfolio (Series I/JELBX)	9.72%	4.61%	5.52%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	14.25%	5.80%	7.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,876,877,947
Total number of portfolio holdings	26
Total advisory fees paid (net)	$3,437,789
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.3%
Equity	49.6%
Large blend	21.7%
U.S. large cap	14.8%
Emerging-market equity	4.1%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.4%
Fixed income	48.7%
Intermediate bond	48.7%
Short-term investments and other	1.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVBP-A-I

12/25

2/26

Managed Volatility Balanced Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series II/JAJRX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series II/JAJRX)	$39	0.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Balanced Portfolio (Series II/JAJRX) returned 9.51% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Balanced Portfolio (Series II/JAJRX)	9.51%	4.41%	5.31%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	14.25%	5.80%	7.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,876,877,947
Total number of portfolio holdings	26
Total advisory fees paid (net)	$3,437,789
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.3%
Equity	49.6%
Large blend	21.7%
U.S. large cap	14.8%
Emerging-market equity	4.1%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.4%
Fixed income	48.7%
Intermediate bond	48.7%
Short-term investments and other	1.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVBP-A-II

12/25

2/26

Managed Volatility Balanced Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series NAV/JAIYX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Balanced Portfolio (Series NAV/JAIYX) returned 9.87% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	9.87%	4.69%	5.58%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	14.25%	5.80%	7.39%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,876,877,947
Total number of portfolio holdings	26
Total advisory fees paid (net)	$3,437,789
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.3%
Equity	49.6%
Large blend	21.7%
U.S. large cap	14.8%
Emerging-market equity	4.1%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.4%
Fixed income	48.7%
Intermediate bond	48.7%
Short-term investments and other	1.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVBP-A-NAV

12/25

2/26

Managed Volatility Balanced Portfolio
John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series I/JELCX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series I/JELCX)	$20	0.19%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Conservative Portfolio (Series I/JELCX) returned 8.84% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s fixed income allocation made the largest contribution | Intermediate term bonds were the leading contributors to absolute performance.
Equity allocation | The fund's equity allocation to U.S. large-cap stocks also contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Conservative Portfolio (Series I/JELCX)	8.84%	0.95%	3.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Conservative Target Allocation Index	9.61%	2.99%	4.67%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	10.06%	2.10%	4.19%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$467,050,320
Total number of portfolio holdings	22
Total advisory fees paid (net)	$423,778
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.9%
Equity	19.9%
Large blend	9.1%
U.S. large cap	7.1%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.0%
Fixed income	79.0%
Intermediate bond	79.0%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVCP-A-I

12/25

2/26

Managed Volatility Conservative Portfolio
John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series II/JAISX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series II/JAISX)	$41	0.39%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Conservative Portfolio (Series II/JAISX) returned 8.63% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s fixed income allocation made the largest contribution | Intermediate term bonds were the leading contributors to absolute performance.
Equity allocation | The fund's equity allocation to U.S. large-cap stocks also contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Conservative Portfolio (Series II/JAISX)	8.63%	0.76%	2.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Conservative Target Allocation Index	9.61%	2.99%	4.67%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	10.06%	2.10%	4.19%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$467,050,320
Total number of portfolio holdings	22
Total advisory fees paid (net)	$423,778
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.9%
Equity	19.9%
Large blend	9.1%
U.S. large cap	7.1%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.0%
Fixed income	79.0%
Intermediate bond	79.0%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVCP-A-II

12/25

2/26

Managed Volatility Conservative Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series NAV/JAIUX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	$15	0.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Conservative Portfolio (Series NAV/JAIUX) returned 8.91% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s fixed income allocation made the largest contribution | Intermediate term bonds were the leading contributors to absolute performance.
Equity allocation | The fund's equity allocation to U.S. large-cap stocks also contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	8.91%	1.00%	3.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Conservative Target Allocation Index	9.61%	2.99%	4.67%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	10.06%	2.10%	4.19%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$467,050,320
Total number of portfolio holdings	22
Total advisory fees paid (net)	$423,778
Portfolio turnover rate	11%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.9%
Equity	19.9%
Large blend	9.1%
U.S. large cap	7.1%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.0%
Fixed income	79.0%
Intermediate bond	79.0%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVCP-A-NAV

12/25

2/26

Managed Volatility Conservative Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series I/JELGX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series I/JELGX)	$19	0.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Growth Portfolio (Series I/JELGX) returned 10.82% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance. International large cap equity and emerging markets equity stocks also contributed to performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Growth Portfolio (Series I/JELGX)	10.82%	6.26%	6.22%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	17.07%	8.27%	9.47%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,240,883,343
Total number of portfolio holdings	26
Total advisory fees paid (net)	$4,890,004
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.3%
Equity	69.3%
Large blend	30.3%
U.S. large cap	18.0%
Emerging-market equity	6.3%
U.S. mid cap	5.9%
International equity	4.8%
U.S. small cap	4.0%
Fixed income	28.0%
Intermediate bond	28.0%
Short-term investments and other	2.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVGP-A-I

12/25

2/26

Managed Volatility Growth Portfolio
John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series II/JAJAX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series II/JAJAX)	$40	0.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Growth Portfolio (Series II/JAJAX) returned 10.57% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance. International large cap equity and emerging markets equity stocks also contributed to performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Growth Portfolio (Series II/JAJAX)	10.57%	6.05%	6.02%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	17.07%	8.27%	9.47%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,240,883,343
Total number of portfolio holdings	26
Total advisory fees paid (net)	$4,890,004
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.3%
Equity	69.3%
Large blend	30.3%
U.S. large cap	18.0%
Emerging-market equity	6.3%
U.S. mid cap	5.9%
International equity	4.8%
U.S. small cap	4.0%
Fixed income	28.0%
Intermediate bond	28.0%
Short-term investments and other	2.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVGP-A-II

12/25

2/26

Managed Volatility Growth Portfolio
John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series NAV/JAIZX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	$14	0.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Growth Portfolio (Series NAV/JAIZX) returned 10.89% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance. International large cap equity and emerging markets equity stocks also contributed to performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	10.89%	6.32%	6.28%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	17.07%	8.27%	9.47%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$5,240,883,343
Total number of portfolio holdings	26
Total advisory fees paid (net)	$4,890,004
Portfolio turnover rate	20%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.3%
Equity	69.3%
Large blend	30.3%
U.S. large cap	18.0%
Emerging-market equity	6.3%
U.S. mid cap	5.9%
International equity	4.8%
U.S. small cap	4.0%
Fixed income	28.0%
Intermediate bond	28.0%
Short-term investments and other	2.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVGP-A-NAV

12/25

2/26

Managed Volatility Growth Portfolio
John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series I/JELMX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series I/JELMX)	$18	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Moderate Portfolio (Series I/JELMX) returned 9.25% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds also contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Moderate Portfolio (Series I/JELMX)	9.25%	3.73%	5.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	12.84%	4.56%	6.33%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$986,149,072
Total number of portfolio holdings	26
Total advisory fees paid (net)	$840,831
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.7%
Equity	39.9%
Large blend	18.0%
U.S. large cap	13.3%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	1.0%
Fixed income	58.8%
Intermediate bond	58.8%
Short-term investments and other	1.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVMP-A-I

12/25

2/26

Managed Volatility Moderate Portfolio
John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series II/JAIWX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series II/JAIWX)	$39	0.37%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Moderate Portfolio (Series II/JAIWX) returned 9.06% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds also contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Moderate Portfolio (Series II/JAIWX)	9.06%	3.53%	4.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	12.84%	4.56%	6.33%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$986,149,072
Total number of portfolio holdings	26
Total advisory fees paid (net)	$840,831
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.7%
Equity	39.9%
Large blend	18.0%
U.S. large cap	13.3%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	1.0%
Fixed income	58.8%
Intermediate bond	58.8%
Short-term investments and other	1.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVMP-A-II

12/25

2/26

Managed Volatility Moderate Portfolio

John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series NAV/JAIVX
Annual SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	$13	0.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Managed Volatility Moderate Portfolio (Series NAV/JAIVX) returned 9.34% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds also contributed to absolute return.

TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	9.34%	3.78%	5.11%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	12.84%	4.56%	6.33%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. In addition, performance does not reflect fees and expenses of any variable insurance contract which may use John Hancock Variable Insurance Trust as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$986,149,072
Total number of portfolio holdings	26
Total advisory fees paid (net)	$840,831
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.7%
Equity	39.9%
Large blend	18.0%
U.S. large cap	13.3%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	1.0%
Fixed income	58.8%
Intermediate bond	58.8%
Short-term investments and other	1.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com

MVMP-A-NAV

12/25

2/26

Managed Volatility Moderate Portfolio

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $96,614 and $93,032 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was a software licensing fee and security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940. Amounts billed to the registrant were $27,919 and $27,872 for fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $12,360 and $24,360 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $0 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended December 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,327,152 for the fiscal year ended December 31, 2025 and $891,864 for the fiscal year ended December 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended December 31, 2025 for the following funds:

John Hancock Variable Insurance Trust - Managed Volatility Portfolios

  John Hancock Managed Volatility Balanced Portfolio

  John Hancock Managed Volatility Conservative Portfolio

  John Hancock Managed Volatility Growth Portfolio

  John Hancock Managed Volatility Moderate Portfolio

JOHN HANCOCK
Variable Insurance Trust
Managed Volatility Growth Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Moderate Portfolio
Managed Volatility Conservative Portfolio

Annual Financial Statements & Other N-CSR Items
December 31, 2025

John Hancock Variable Insurance Trust
Annual Financial Statements & Other N-CSR Items — Table of contents

Portfolio	Portfolio of investments
Managed Volatility Growth Portfolio	3
Managed Volatility Balanced Portfolio	3
Portfolio	Portfolio of investments
Managed Volatility Moderate Portfolio	4
Managed Volatility Conservative Portfolio	5

2

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.3%
Equity - 69.3%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	6,039,601	$209,211,778
Disciplined Value, Class NAV, JHF III (Boston Partners)	11,788,022	292,460,831
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	20,185,240	225,065,423
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,180,128	439,777,882
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	6,991,586	84,248,614
Mid Value, Series NAV, JHVIT (T. Rowe Price)	11,731,108	108,160,817
Multifactor Developed International ETF, JHETF (DFA)	6,062,373	251,770,351
Multifactor Emerging Markets ETF, JHETF (DFA)	3,152,024	103,701,590
Multifactor Mid Cap ETF, JHETF (DFA)	1,762,845	115,431,091
Multifactor Small Cap ETF, JHETF (DFA)	2,539,230	106,622,268
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	6,890,240	106,729,819
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	84,635,837	1,586,921,935
		3,630,102,399
Fixed income - 28.0%
Bond, Class NAV, JHSB (MIM US) (B)	27,399,540	375,647,698
Core Bond, Series NAV, JHVIT (Allspring Investments)	11,597,572	130,820,609
Select Bond, Series NAV, JHVIT (MIM US) (B)	81,037,082	963,530,907
		1,469,999,214
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,776,282,644)		$5,100,101,613
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 3.7477% (D)(E)	7,098,483	$71,014,641
TOTAL SHORT-TERM INVESTMENTS (Cost $71,011,700)		$71,014,641
Total Investments (Managed Volatility Growth Portfolio) (Cost $4,847,294,344) - 98.7%		$5,171,116,254
Other assets and liabilities, net - 1.3%		69,767,089
TOTAL NET ASSETS - 100.0%		$5,240,883,343
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 12-31-25.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	264	Long	Mar 2026	$38,586,318	$38,874,000	$287,682
Euro STOXX 50 Index Futures	581	Long	Mar 2026	39,412,496	39,881,834	469,338
FTSE 100 Index Futures	99	Long	Mar 2026	13,043,088	13,265,976	222,888
Japanese Yen Currency Futures	257	Long	Mar 2026	20,876,314	20,619,431	(256,883)
MSCI Emerging Markets Index Futures	714	Long	Mar 2026	49,366,046	50,386,933	1,020,887
Nikkei 225 Mini Index Futures	64	Long	Mar 2026	20,682,353	20,592,441	(89,912)
Pound Sterling Currency Futures	155	Long	Mar 2026	12,905,104	13,037,438	132,334
Russell 2000 E-Mini Index Futures	136	Long	Mar 2026	17,498,740	16,986,400	(512,340)
S&P 500 E-Mini Index Futures	695	Long	Mar 2026	239,382,583	239,514,375	131,792
S&P Mid 400 E-Mini Index Futures	109	Long	Mar 2026	36,808,987	36,244,680	(564,307)
						$841,479

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.3%
Equity - 49.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	3,686,036	$127,684,291
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,244,577	$179,737,958

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	9,597,944	$107,017,079
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,759,541	267,528,943
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	2,895,071	34,885,610
Mid Value, Series NAV, JHVIT (T. Rowe Price)	5,364,551	49,461,158
Multifactor Developed International ETF, JHETF (DFA)	2,202,551	91,471,943
Multifactor Emerging Markets ETF, JHETF (DFA)	1,494,556	49,170,892
Multifactor Mid Cap ETF, JHETF (DFA)	949,380	62,165,402
Multifactor Small Cap ETF, JHETF (DFA)	1,312,179	55,098,396
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	3,560,789	55,156,622
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	44,933,283	842,499,058
		1,921,877,352
Fixed income - 48.7%
Bond, Class NAV, JHSB (MIM US) (B)	35,299,861	483,961,089
Core Bond, Series NAV, JHVIT (Allspring Investments)	14,913,378	168,222,902
Select Bond, Series NAV, JHVIT (MIM US) (B)	103,878,416	1,235,114,364
		1,887,298,355
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,768,232,548)		$3,809,175,707
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 3.7477% (D)(E)	3,574,402	$35,759,035
TOTAL SHORT-TERM INVESTMENTS (Cost $35,757,006)		$35,759,035
Total Investments (Managed Volatility Balanced Portfolio) (Cost $3,803,989,554) - 99.2%		$3,844,934,742
Other assets and liabilities, net - 0.8%		31,943,205
TOTAL NET ASSETS - 100.0%		$3,876,877,947
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 12-31-25.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	127	Long	Mar 2026	$18,562,357	$18,700,750	$138,393
Euro STOXX 50 Index Futures	282	Long	Mar 2026	19,129,645	19,357,448	227,803
FTSE 100 Index Futures	44	Long	Mar 2026	5,796,928	5,895,989	99,061
Japanese Yen Currency Futures	101	Long	Mar 2026	8,204,310	8,103,356	(100,954)
MSCI Emerging Markets Index Futures	304	Long	Mar 2026	21,018,597	21,453,205	434,608
Nikkei 225 Mini Index Futures	25	Long	Mar 2026	8,079,044	8,043,922	(35,122)
Pound Sterling Currency Futures	69	Long	Mar 2026	5,744,853	5,803,763	58,910
Russell 2000 E-Mini Index Futures	58	Long	Mar 2026	7,462,698	7,244,200	(218,498)
S&P 500 E-Mini Index Futures	360	Long	Mar 2026	123,996,734	124,065,000	68,266
S&P Mid 400 E-Mini Index Futures	65	Long	Mar 2026	21,950,313	21,613,800	(336,513)
						$335,954

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.7%
Equity - 39.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	823,140	$28,513,561
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,702,736	42,244,879
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,779,989	19,846,878
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	851,493	$60,592,261
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	736,154	8,870,657
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,252,451	11,547,596
Multifactor Developed International ETF, JHETF (DFA)	239,139	9,931,443

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	278,086	$9,149,029
Multifactor Mid Cap ETF, JHETF (DFA)	111,301	7,287,989
Multifactor Small Cap ETF, JHETF (DFA)	221,756	9,311,534
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	601,768	9,321,389
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	9,476,725	177,688,585
		394,305,801
Fixed income - 58.8%
Bond, Class NAV, JHSB (MIM US) (B)	10,832,005	148,506,783
Core Bond, Series NAV, JHVIT (Allspring Investments)	4,579,331	51,654,854
Select Bond, Series NAV, JHVIT (MIM US) (B)	31,921,682	379,548,798
		579,710,435
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $997,124,966)		$974,016,236
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 3.7477% (D)(E)	666,814	6,670,940
TOTAL SHORT-TERM INVESTMENTS (Cost $6,670,591)		$6,670,940
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,003,795,557) - 99.4%		$980,687,176
Other assets and liabilities, net - 0.6%		5,461,896
TOTAL NET ASSETS - 100.0%		$986,149,072
Managed Volatility Moderate Portfolio (continued)
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 12-31-25.
(E)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	19	Long	Mar 2026	$2,782,573	$2,797,750	$15,177
Euro STOXX 50 Index Futures	41	Long	Mar 2026	2,779,950	2,814,381	34,431
FTSE 100 Index Futures	6	Long	Mar 2026	789,522	803,999	14,477
Japanese Yen Currency Futures	15	Long	Mar 2026	1,219,184	1,203,469	(15,715)
MSCI Emerging Markets Index Futures	44	Long	Mar 2026	3,035,727	3,105,076	69,349
Nikkei 225 Mini Index Futures	3	Long	Mar 2026	969,486	965,271	(4,215)
Pound Sterling Currency Futures	10	Long	Mar 2026	833,208	841,125	7,917
Russell 2000 E-Mini Index Futures	9	Long	Mar 2026	1,156,835	1,124,100	(32,735)
S&P 500 E-Mini Index Futures	60	Long	Mar 2026	20,649,821	20,677,500	27,679
S&P Mid 400 E-Mini Index Futures	9	Long	Mar 2026	3,037,679	2,992,680	(44,999)
						$71,366

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.9%
Equity - 19.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	210,935	$7,306,780
Disciplined Value, Class NAV, JHF III (Boston Partners)	476,071	11,811,319
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	375,155	$4,182,980
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	194,945	13,872,292

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2025 (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Emerging Markets ETF, JHETF (DFA)	58,453	$1,923,104
Multifactor Mid Cap ETF, JHETF (DFA)	98,004	6,417,302
Multifactor Small Cap ETF, JHETF (DFA)	60,468	2,539,051
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	164,090	2,541,756
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,255,399	42,288,737
		92,883,321
Fixed income - 79.0%
Bond, Class NAV, JHSB (MIM US) (B)	6,916,220	94,821,383
Core Bond, Series NAV, JHVIT (Allspring Investments)	2,914,115	32,871,213
Select Bond, Series NAV, JHVIT (MIM US) (B)	20,315,788	241,554,716
		369,247,312
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $490,452,383)		$462,130,633
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 3.7477% (C)(D)	225,618	2,257,124
TOTAL SHORT-TERM INVESTMENTS (Cost $2,256,987)		$2,257,124
Total Investments (Managed Volatility Conservative Portfolio) (Cost $492,709,370) - 99.4%		$464,387,757
Other assets and liabilities, net - 0.6%		2,662,563
TOTAL NET ASSETS - 100.0%		$467,050,320
Managed Volatility Conservative Portfolio (continued)
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-25.
(D)	Investment is an affiliate of the portfolio, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	4	Long	Mar 2026	$588,132	$589,000	$868
Euro STOXX 50 Index Futures	9	Long	Mar 2026	609,867	617,791	7,924
FTSE 100 Index Futures	1	Long	Mar 2026	131,749	134,000	2,251
Japanese Yen Currency Futures	3	Long	Mar 2026	243,130	240,694	(2,436)
MSCI Emerging Markets Index Futures	10	Long	Mar 2026	693,475	705,698	12,223
Pound Sterling Currency Futures	2	Long	Mar 2026	167,643	168,225	582
Russell 2000 E-Mini Index Futures	2	Long	Mar 2026	256,639	249,800	(6,839)
S&P 500 E-Mini Index Futures	17	Long	Mar 2026	5,857,784	5,858,625	841
S&P Mid 400 E-Mini Index Futures	2	Long	Mar 2026	675,394	665,040	(10,354)
						$5,060

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom Investors LLC	(Axiom)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2025

Assets	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Affiliated investments, at value	$5,171,116,254	$3,844,934,742	$980,687,176	$464,387,757
Receivable for futures variation margin	27,626,883	9,787,133	3,288	—
Cash	—	1,221,586	246,741	60,885
Foreign currency, at value	14,954,965	6,943,721	2,054,838	458,881
Collateral held at broker for futures contracts	30,391,000	14,937,000	3,305,000	2,246,000
Dividends and interest receivable	2,269,628	2,739,879	830,390	523,362
Receivable for investments sold	1,559,398	858,522	212,907	173,350
Other assets	212,826	165,819	46,126	25,066
Total assets	5,248,130,954	3,881,588,402	987,386,466	467,875,301
Liabilities
Payable for futures variation margin	—	—	—	63,435
Due to custodian	566,411	—	—	—
Payable for investments purchased	4,579,068	3,582,723	921,967	538,010
Payable for fund shares repurchased	1,686,517	805,669	219,188	166,176
Payable to affiliates
Accounting and legal services fees	222,369	165,202	42,049	20,053
Trustees' fees	14,976	11,321	3,057	1,555
Other liabilities and accrued expenses	178,270	145,540	51,133	35,752
Total liabilities	7,247,611	4,710,455	1,237,394	824,981
Net assets	$5,240,883,343	$3,876,877,947	$986,149,072	$467,050,320
Net assets consist of
Paid-in capital	$4,846,517,185	$3,824,374,607	$1,014,755,259	$544,690,739
Total distributable earnings (loss)	394,366,158	52,503,340	(28,606,187)	(77,640,419)
Net assets	$5,240,883,343	$3,876,877,947	$986,149,072	$467,050,320
Affiliated investments, at cost	$4,847,294,344	$3,803,989,554	$1,003,795,557	$492,709,370
Foreign currency, at cost	$16,428,751	$7,360,566	$2,076,469	$467,287
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$417,187,235	$320,466,425	$113,643,497	$71,543,166
Shares outstanding	35,559,330	29,363,085	10,813,937	7,052,740
Net asset value, offering price and redemption price per share	$11.73	$10.91	$10.51	$10.14
Series II
Net assets	$3,739,281,588	$2,453,115,499	$749,146,425	$345,251,388
Shares outstanding	320,101,979	226,751,084	71,946,173	34,327,976
Net asset value, offering price and redemption price per share	$11.68	$10.82	$10.41	$10.06
Series NAV
Net assets	$1,084,414,520	$1,103,296,023	$123,359,150	$50,255,766
Shares outstanding	92,229,250	100,695,450	11,723,095	4,939,599
Net asset value, offering price and redemption price per share	$11.76	$10.96	$10.52	$10.17
The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Statements of operations — For the year ended  December 31, 2025

Investment income	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Dividends from affiliated investments	$113,654,603	$107,598,806	$30,335,798	$17,471,388
Interest	2,018,498	807,930	173,257	51,707
Total investment income	115,673,101	108,406,736	30,509,055	17,523,095
Expenses
Investment management fees	10,073,434	7,009,419	1,694,942	807,616
Distribution and service fees	9,693,340	6,461,926	1,987,813	941,486
Accounting and legal services fees	910,357	682,130	175,891	84,667
Trustees' fees	144,561	107,731	27,659	13,176
Custodian fees	36,799	36,789	36,787	36,770
Printing and postage	264,939	209,255	65,991	39,389
Professional fees	159,121	124,800	49,084	35,323
Other	177,323	132,835	44,217	31,272
Total expenses	21,459,874	14,764,885	4,082,384	1,989,699
Less expense reductions	(5,183,430)	(3,571,630)	(854,111)	(383,838)
Net expenses	16,276,444	11,193,255	3,228,273	1,605,861
Net investment income	99,396,657	97,213,481	27,280,782	15,917,234
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	42,975,468	27,377,034	6,876,593	1,417,801
Affiliated investments	46,584,369	20,174,108	4,273,473	(7,891,869)
Capital gain distributions received from affiliated investments	295,525,759	163,254,337	35,074,948	8,077,081
Futures contracts	(171,749,877)	(97,382,381)	(19,715,461)	(2,358,849)
	213,335,719	113,423,098	26,509,553	(755,836)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(38,158,346)	(25,717,835)	(6,364,859)	(1,288,595)
Affiliated investments	243,841,274	165,777,511	38,404,494	26,248,254
Futures contracts	10,252,774	7,917,102	1,475,073	325,093
	215,935,702	147,976,778	33,514,708	25,284,752
Net realized and unrealized gain (loss)	429,271,421	261,399,876	60,024,261	24,528,916
Increase in net assets from operations	$528,668,078	$358,613,357	$87,305,043	$40,446,150
The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio		Managed Volatility Moderate Portfolio
	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$99,396,657	$97,574,478	$97,213,481	$95,162,784	$27,280,782	$27,128,380
Net realized gain (loss)	213,335,719	322,070,500	113,423,098	164,871,252	26,509,553	32,317,494
Change in net unrealized appreciation (depreciation)	215,935,702	206,693,274	147,976,778	112,958,103	33,514,708	26,075,334
Increase in net assets resulting from operations	528,668,078	626,338,252	358,613,357	372,992,139	87,305,043	85,521,208
Distributions to shareholders
From earnings
Series I	(32,558,623)	(11,417,276)	(21,010,954)	(10,001,141)	(5,909,053)	(3,484,287)
Series II	(282,980,005)	(98,406,661)	(154,274,467)	(73,477,667)	(36,406,188)	(21,185,092)
Series NAV	(84,638,683)	(27,341,522)	(72,705,314)	(31,833,721)	(6,390,667)	(3,264,540)
Total distributions	(400,177,311)	(137,165,459)	(247,990,735)	(115,312,529)	(48,705,908)	(27,933,919)
From portfolio share transactions
Portfolio share transactions	(325,055,597)	(642,284,981)	(309,513,153)	(447,951,335)	(108,796,542)	(159,618,109)
Total decrease	(196,564,830)	(153,112,188)	(198,890,531)	(190,271,725)	(70,197,407)	(102,030,820)
Net assets
Beginning of year	5,437,448,173	5,590,560,361	4,075,768,478	4,266,040,203	1,056,346,479	1,158,377,299
End of year	$5,240,883,343	$5,437,448,173	$3,876,877,947	$4,075,768,478	$986,149,072	$1,056,346,479
	Managed Volatility Conservative Portfolio
	Year ended 12-31-25	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$15,917,234	$15,973,220
Net realized gain (loss)	(755,836)	(7,004,658)
Change in net unrealized appreciation (depreciation)	25,284,752	9,258,744
Increase in net assets resulting from operations	40,446,150	18,227,306
Distributions to shareholders
From earnings
Series I	(2,642,566)	(2,557,223)
Series II	(11,587,495)	(12,041,169)
Series NAV	(1,890,350)	(1,638,424)
Total distributions	(16,120,411)	(16,236,816)
From portfolio share transactions
Portfolio share transactions	(67,320,273)	(88,208,612)
Total decrease	(42,994,534)	(86,218,122)
Net assets
Beginning of year	510,044,854	596,262,976
End of year	$467,050,320	$510,044,854
The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Growth Portfolio
Series I
12-31-2025	11.46	0.24	0.99	1.23	(0.25)	(0.71)	(0.96)	11.73	10.82	0.27	0.18	2.03	417	20
12-31-2024	10.51	0.21	1.05	1.26	(0.23)	(0.08)	(0.31)	11.46	11.95	0.26	0.17	1.86	432	7
12-31-2023	10.79	0.21	1.09	1.30	(0.20)	(1.38)	(1.58)	10.51	13.69	0.27	0.18	1.89	451	8
12-31-2022	13.28	0.19	(2.17)	(1.98)	(0.20)	(0.31)	(0.51)	10.79	(14.86)	0.27	0.18	1.64	450	14
12-31-2021	12.03	0.21	1.33	1.54	(0.21)	(0.08)	(0.29)	13.28	12.82	0.25	0.16	1.64	589	12[5]
Series II
12-31-2025	11.40	0.21	0.99	1.20	(0.21)	(0.71)	(0.92)	11.68	10.57	0.47	0.38	1.82	3,739	20
12-31-2024	10.46	0.19	1.03	1.22	(0.20)	(0.08)	(0.28)	11.40	11.69	0.46	0.37	1.67	3,981	7
12-31-2023	10.74	0.18	1.10	1.28	(0.18)	(1.38)	(1.56)	10.46	13.54	0.47	0.38	1.68	4,188	8
12-31-2022	13.22	0.17	(2.16)	(1.99)	(0.18)	(0.31)	(0.49)	10.74	(15.03)	0.47	0.38	1.43	4,246	14
12-31-2021	11.98	0.18	1.33	1.51	(0.19)	(0.08)	(0.27)	13.22	12.58	0.45	0.36	1.37	5,630	12[5]
Series NAV
12-31-2025	11.49	0.25	0.99	1.24	(0.26)	(0.71)	(0.97)	11.76	10.89	0.22	0.13	2.13	1,084	20
12-31-2024	10.54	0.22	1.04	1.26	(0.23)	(0.08)	(0.31)	11.49	11.97	0.21	0.12	1.98	1,025	7
12-31-2023	10.81	0.22	1.09	1.31	(0.20)	(1.38)	(1.58)	10.54	13.81	0.22	0.13	1.97	951	8
12-31-2022	13.30	0.20	(2.17)	(1.97)	(0.21)	(0.31)	(0.52)	10.81	(14.79)	0.22	0.13	1.72	891	14
12-31-2021	12.05	0.23	1.32	1.55	(0.22)	(0.08)	(0.30)	13.30	12.85	0.20	0.11	1.80	1,075	12[5]
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Excludes merger activity.
Managed Volatility Balanced Portfolio
Series I
12-31-2025	10.62	0.28	0.75	1.03	(0.30)	(0.44)	(0.74)	10.91	9.72	0.26	0.17	2.57	320	16
12-31-2024	10.00	0.25	0.69	0.94	(0.27)	(0.05)	(0.32)	10.62	9.36	0.25	0.17	2.36	342	6
12-31-2023	9.99	0.23	0.87	1.10	(0.23)	(0.86)	(1.09)	10.00	11.99	0.26	0.18	2.28	359	6
12-31-2022	12.48	0.22	(2.11)	(1.89)	(0.23)	(0.37)	(0.60)	9.99	(15.08)	0.25	0.17	2.01	360	11
12-31-2021	11.66	0.23	0.91	1.14	(0.25)	(0.07)	(0.32)	12.48	9.76	0.24	0.15	1.89	476	11
Series II
12-31-2025	10.52	0.26	0.74	1.00	(0.26)	(0.44)	(0.70)	10.82	9.51	0.46	0.37	2.37	2,453	16
12-31-2024	9.91	0.23	0.68	0.91	(0.25)	(0.05)	(0.30)	10.52	9.13	0.45	0.37	2.16	2,654	6
12-31-2023	9.91	0.21	0.86	1.07	(0.21)	(0.86)	(1.07)	9.91	11.79	0.46	0.38	2.06	2,852	6
12-31-2022	12.38	0.20	(2.09)	(1.89)	(0.21)	(0.37)	(0.58)	9.91	(15.22)	0.45	0.37	1.79	2,969	11
12-31-2021	11.57	0.20	0.90	1.10	(0.22)	(0.07)	(0.29)	12.38	9.54	0.44	0.35	1.66	3,991	11
Series NAV
12-31-2025	10.66	0.30	0.75	1.05	(0.31)	(0.44)	(0.75)	10.96	9.87	0.21	0.12	2.69	1,103	16
12-31-2024	10.04	0.26	0.68	0.94	(0.27)	(0.05)	(0.32)	10.66	9.37	0.20	0.12	2.46	1,079	6
12-31-2023	10.03	0.24	0.86	1.10	(0.23)	(0.86)	(1.09)	10.04	12.00	0.21	0.13	2.35	1,055	6
12-31-2022	12.52	0.23	(2.11)	(1.88)	(0.24)	(0.37)	(0.61)	10.03	(14.98)	0.20	0.12	2.08	1,019	11
12-31-2021	11.69	0.24	0.91	1.15	(0.25)	(0.07)	(0.32)	12.52	9.88	0.19	0.10	1.97	1,269	11
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Moderate Portfolio
Series I
12-31-2025	10.13	0.29	0.65	0.94	(0.33)	(0.23)	(0.56)	10.51	9.25	0.26	0.17	2.81	114	16
12-31-2024	9.63	0.26	0.53	0.79	(0.28)	(0.01)	(0.29)	10.13	8.16	0.25	0.17	2.58	126	6
12-31-2023	9.61	0.24	0.71	0.95	(0.24)	(0.69)	(0.93)	9.63	10.64	0.25	0.18	2.44	141	6
12-31-2022	12.01	0.23	(2.03)	(1.80)	(0.24)	(0.36)	(0.60)	9.61	(14.87)	0.25	0.17	2.19	153	10
12-31-2021	11.44	0.24	0.66	0.90	(0.25)	(0.08)	(0.33)	12.01	7.90	0.24	0.15	2.02	196	10
Series II
12-31-2025	10.02	0.27	0.64	0.91	(0.29)	(0.23)	(0.52)	10.41	9.06	0.46	0.37	2.64	749	16
12-31-2024	9.54	0.24	0.51	0.75	(0.26)	(0.01)	(0.27)	10.02	7.82	0.45	0.37	2.38	814	6
12-31-2023	9.52	0.22	0.71	0.93	(0.22)	(0.69)	(0.91)	9.54	10.54	0.45	0.38	2.24	898	6
12-31-2022	11.91	0.21	(2.02)	(1.81)	(0.22)	(0.36)	(0.58)	9.52	(15.10)	0.45	0.37	1.95	945	10
12-31-2021	11.34	0.22	0.66	0.88	(0.23)	(0.08)	(0.31)	11.91	7.76	0.44	0.35	1.82	1,277	10
Series NAV
12-31-2025	10.14	0.31	0.64	0.95	(0.34)	(0.23)	(0.57)	10.52	9.34	0.21	0.12	2.98	123	16
12-31-2024	9.65	0.27	0.51	0.78	(0.28)	(0.01)	(0.29)	10.14	8.09	0.20	0.12	2.66	117	6
12-31-2023	9.62	0.25	0.71	0.96	(0.24)	(0.69)	(0.93)	9.65	10.79	0.20	0.13	2.52	120	6
12-31-2022	12.03	0.24	(2.04)	(1.80)	(0.25)	(0.36)	(0.61)	9.62	(14.89)	0.20	0.12	2.27	116	10
12-31-2021	11.45	0.25	0.67	0.92	(0.26)	(0.08)	(0.34)	12.03	8.03	0.19	0.10	2.12	142	10
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Managed Volatility Conservative Portfolio
Series I
12-31-2025	9.67	0.35	0.51	0.86	(0.39)	—[5]	(0.39)	10.14	8.84	0.27	0.19	3.49	72	11
12-31-2024	9.65	0.30	0.05	0.35	(0.33)	—[5]	(0.33)	9.67	3.60	0.26	0.19	3.01	78	6
12-31-2023	9.64	0.28	0.23	0.51	(0.29)	(0.21)	(0.50)	9.65	5.47	0.27	0.19	2.90	95	5
12-31-2022	11.66	0.26	(1.99)	(1.73)	(0.28)	(0.01)	(0.29)	9.64	(14.80)	0.25	0.18	2.53	109	8
12-31-2021	11.62	0.28	0.12	0.40	(0.29)	(0.07)	(0.36)	11.66	3.48	0.25	0.16	2.33	145	7
Series II
12-31-2025	9.58	0.32	0.51	0.83	(0.35)	—[5]	(0.35)	10.06	8.63	0.47	0.39	3.20	345	11
12-31-2024	9.56	0.28	0.05	0.33	(0.31)	—[5]	(0.31)	9.58	3.43	0.46	0.39	2.86	384	6
12-31-2023	9.56	0.26	0.22	0.48	(0.27)	(0.21)	(0.48)	9.56	5.20	0.47	0.39	2.63	449	5
12-31-2022	11.56	0.24	(1.97)	(1.73)	(0.26)	(0.01)	(0.27)	9.56	(14.93)	0.45	0.38	2.31	499	8
12-31-2021	11.52	0.25	0.13	0.38	(0.27)	(0.07)	(0.34)	11.56	3.31	0.45	0.36	2.10	683	7
Series NAV
12-31-2025	9.70	0.36	0.51	0.87	(0.40)	—[5]	(0.40)	10.17	8.91	0.22	0.14	3.55	50	11
12-31-2024	9.68	0.31	0.04	0.35	(0.33)	—[5]	(0.33)	9.70	3.64	0.21	0.14	3.19	49	6
12-31-2023	9.67	0.29	0.23	0.52	(0.30)	(0.21)	(0.51)	9.68	5.50	0.22	0.14	2.93	52	5
12-31-2022	11.69	0.28	(2.00)	(1.72)	(0.29)	(0.01)	(0.30)	9.67	(14.72)	0.20	0.13	2.67	53	8
12-31-2021	11.65	0.29	0.12	0.41	(0.30)	(0.07)	(0.37)	11.69	3.52	0.20	0.11	2.44	62	7
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Notes to financial statements

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (collectively, Managed Volatility Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
The investment objectives of the portfolios are as follows:
Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The underlying funds are not covered by this report.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC, the portfolios' valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are typically valued based on the settlement price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer

Significant accounting policies, continued

specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of December 31, 2025, by major security category or type:
	Total value at 12-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,100,101,613	$5,100,101,613	—	—
Short-term investments	71,014,641	71,014,641	—	—
Total investments in securities	$5,171,116,254	$5,171,116,254	—	—
Derivatives:
Assets
Futures	$2,264,921	$2,264,921	—	—
Liabilities
Futures	(1,423,442)	(1,423,442)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,809,175,707	$3,809,175,707	—	—
Short-term investments	35,759,035	35,759,035	—	—
Total investments in securities	$3,844,934,742	$3,844,934,742	—	—
Derivatives:
Assets
Futures	$1,027,041	$1,027,041	—	—
Liabilities
Futures	(691,087)	(691,087)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$974,016,236	$974,016,236	—	—
Short-term investments	6,670,940	6,670,940	—	—
Total investments in securities	$980,687,176	$980,687,176	—	—
Derivatives:
Assets
Futures	$169,030	$169,030	—	—
Liabilities
Futures	(97,664)	(97,664)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$462,130,633	$462,130,633	—	—
Short-term investments	2,257,124	2,257,124	—	—
Total investments in securities	$464,387,757	$464,387,757	—	—
Derivatives:
Assets
Futures	$24,689	$24,689	—	—
Liabilities
Futures	(19,629)	(19,629)	—	—

Significant accounting policies, continued

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2025, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended December 31, 2025 were as follows:
Portfolio	Commitment fee
Managed Volatility Growth Portfolio	$28,950
Managed Volatility Balanced Portfolio	21,699
Managed Volatility Moderate Portfolio	5,604
Managed Volatility Conservative Portfolio	2,707
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2025, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2025:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Volatility Conservative Portfolio	$11,721,370	$19,812,320
As of December 31, 2025, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2025, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Growth Portfolio	$4,960,878,293	$373,321,378	$(162,241,938)	$211,079,440
Managed Volatility Balanced Portfolio	3,896,173,820	159,451,082	(210,354,206)	(50,903,124)
Managed Volatility Moderate Portfolio	1,028,837,040	41,651,894	(89,730,392)	(48,078,498)
Managed Volatility Conservative Portfolio	511,440,725	10,362,531	(57,410,439)	(47,047,908)

Significant accounting policies, continued

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended December 31, 2025 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Managed Volatility Growth Portfolio	$125,225,919	$274,951,392	$400,177,311
Managed Volatility Balanced Portfolio	113,271,050	134,719,685	247,990,735
Managed Volatility Moderate Portfolio	28,285,283	20,420,625	48,705,908
Managed Volatility Conservative Portfolio	16,120,411	—	16,120,411
The tax character of distributions for the year ended December 31, 2024 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Managed Volatility Growth Portfolio	$103,884,521	$33,280,938	$137,165,459
Managed Volatility Balanced Portfolio	98,635,363	16,677,166	115,312,529
Managed Volatility Moderate Portfolio	27,933,919	—	27,933,919
Managed Volatility Conservative Portfolio	16,236,816	—	16,236,816
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Managed Volatility Growth Portfolio	$11,761,668	$172,998,836
Managed Volatility Balanced Portfolio	7,867,270	95,968,419
Managed Volatility Moderate Portfolio	1,840,026	17,653,916
Managed Volatility Conservative Portfolio	949,585	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolios are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the portfolios, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by the portfolios periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolios. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the year ended December 31, 2025. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:

Derivative instruments, continued

Portfolio	Reason	USD Notional range
Managed Volatility Growth Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$93.0 million to $489.4 million
Managed Volatility Balanced Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$227.1 million to $291.9 million
Managed Volatility Moderate Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$37.3 million to $65.4 million
Managed Volatility Conservative Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$9.2 million to $15.6 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at December 31, 2025 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Growth Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$420,016	$(256,883)
	Equity	Receivable/payable for futures variation margin[1]	Futures	1,844,905	(1,166,559)
				$2,264,921	$(1,423,442)
Managed Volatility Balanced Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$197,303	$(100,954)
	Equity	Receivable/payable for futures variation margin[1]	Futures	829,738	(590,133)
				$1,027,041	$(691,087)
Managed Volatility Moderate Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$23,094	$(15,715)
	Equity	Receivable/payable for futures variation margin[1]	Futures	145,936	(81,949)
				$169,030	$(97,664)
Managed Volatility Conservative Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$1,450	$(2,436)
	Equity	Receivable/payable for futures variation margin[1]	Futures	23,239	(17,193)
				$24,689	$(19,629)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2025:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(5,189,568)
	Equity	(166,560,309)
	Total	$(171,749,877)
Managed Volatility Balanced Portfolio	Currency	$(1,407,729)
	Equity	(95,974,652)
	Total	$(97,382,381)
Managed Volatility Moderate Portfolio	Currency	$(242,572)
	Equity	(19,472,889)
	Total	$(19,715,461)
Managed Volatility Conservative Portfolio	Currency	$50,639
	Equity	(2,409,488)
	Total	$(2,358,849)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2025:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$1,274,190
	Equity	8,978,584
	Total	$10,252,774

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Balanced Portfolio	Currency	$964,008
	Equity	6,953,094
	Total	$7,917,102
Managed Volatility Moderate Portfolio	Currency	$157,945
	Equity	1,317,128
	Total	$1,475,073
Managed Volatility Conservative Portfolio	Currency	$27,169
	Equity	297,924
	Total	$325,093
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are wholly owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated funds assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any fund of the Trust (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), John Hancock Funds II ( JHF II) and John Hancock Funds III. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and JHF II.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated funds assets	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. In addition, the Advisor voluntarily agreed to waive its management fees and/or reduce expenses by 0.01% of each portfolio’s average net assets. These voluntary waivers may be terminated at any time by the Advisor upon notice to the Trust.
For the year ended December 31, 2025, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Growth Portfolio	$409,715	$3,748,015	$1,025,700	$5,183,430
Managed Volatility Balanced Portfolio	297,147	2,291,596	982,887	3,571,630
Managed Volatility Moderate Portfolio	101,401	652,152	100,558	854,111
Managed Volatility Conservative Portfolio	58,245	286,208	39,385	383,838
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2025, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Managed Volatility Growth Portfolio	0.09%
Managed Volatility Balanced Portfolio	0.09%
Managed Volatility Moderate Portfolio	0.08%
Managed Volatility Conservative Portfolio	0.09%

Fees and transactions with affiliates, continued

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2025, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.
Distribution and service fees for the year ended December 31, 2025 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Managed Volatility Growth Portfolio	$207,326	$9,486,014	$9,693,340
Managed Volatility Balanced Portfolio	163,319	6,298,607	6,461,926
Managed Volatility Moderate Portfolio	59,964	1,927,849	1,987,813
Managed Volatility Conservative Portfolio	36,819	904,667	941,486
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
6.  Portfolio share transactions
Transactions in portfolios' shares for the years ended December 31, 2025 and 2024 were as follows:
Managed Volatility Growth Portfolio	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	740,782	$8,726,478	165,562	$1,838,949
Distributions reinvested	2,753,980	32,558,623	987,341	11,417,276
Repurchased	(5,608,274)	(65,627,394)	(6,401,533)	(72,451,525)
Net decrease	(2,113,512)	$(24,342,293)	(5,248,630)	$(59,195,300)
Series II shares
Sold	4,354	$50,388	—	—
Distributions reinvested	24,072,634	282,980,005	8,554,106	$98,406,661
Repurchased	(53,240,110)	(619,637,074)	(59,863,769)	(670,552,812)
Net decrease	(29,163,122)	$(336,606,681)	(51,309,663)	$(572,146,151)
Series NAV shares
Sold	616,947	$7,213,400	864,187	$9,754,601
Distributions reinvested	7,142,731	84,638,683	2,358,295	27,341,522
Repurchased	(4,741,733)	(55,958,706)	(4,258,716)	(48,039,653)
Net increase (decrease)	3,017,945	$35,893,377	(1,036,234)	$(10,943,530)
Total net decrease	(28,258,689)	$(325,055,597)	(57,594,527)	$(642,284,981)
Managed Volatility Balanced Portfolio	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	62,400	$679,703	90,103	$940,267
Distributions reinvested	1,902,179	21,010,954	934,587	10,001,141
Repurchased	(4,834,121)	(52,670,375)	(4,718,120)	(49,909,853)
Net decrease	(2,869,542)	$(30,979,718)	(3,693,430)	$(38,968,445)
Series II shares
Sold	86,122	$945,459	17,708	$193,197
Distributions reinvested	14,095,724	154,274,467	6,930,659	73,477,667
Repurchased	(39,806,125)	(428,977,944)	(42,359,012)	(442,786,898)
Net decrease	(25,624,279)	$(273,758,018)	(35,410,645)	$(369,116,034)

Portfolio share transactions, continued

Managed Volatility Balanced Portfolio, Cont'd	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	231,315	$2,599,686	355,470	$3,756,670
Distributions reinvested	6,552,858	72,705,314	2,963,606	31,833,721
Repurchased	(7,306,876)	(80,080,417)	(7,125,780)	(75,457,247)
Net decrease	(522,703)	$(4,775,417)	(3,806,704)	$(39,866,856)
Total net decrease	(29,016,524)	$(309,513,153)	(42,910,779)	$(447,951,335)
Managed Volatility Moderate Portfolio	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	323,065	$3,419,397	67,428	$694,482
Distributions reinvested	555,528	5,909,053	342,954	3,484,287
Repurchased	(2,515,134)	(26,339,550)	(2,572,822)	(25,923,068)
Net decrease	(1,636,541)	$(17,011,100)	(2,162,440)	$(21,744,299)
Series II shares
Sold	72,897	$744,454	80,103	$764,904
Distributions reinvested	3,456,544	36,406,188	2,105,903	21,185,092
Repurchased	(12,774,192)	(131,355,068)	(15,112,809)	(150,631,491)
Net decrease	(9,244,751)	$(94,204,426)	(12,926,803)	$(128,681,495)
Series NAV shares
Sold	145,420	$1,520,476	209,224	$2,122,995
Distributions reinvested	600,034	6,390,667	320,717	3,264,540
Repurchased	(526,223)	(5,492,159)	(1,448,876)	(14,579,850)
Net increase (decrease)	219,231	$2,418,984	(918,935)	$(9,192,315)
Total net decrease	(10,662,061)	$(108,796,542)	(16,008,178)	$(159,618,109)
Managed Volatility Conservative Portfolio	Year Ended 12-31-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Series I shares
Sold	511,525	$5,066,011	422,497	$4,183,121
Distributions reinvested	258,945	2,642,566	263,276	2,557,223
Repurchased	(1,743,333)	(17,419,395)	(2,530,742)	(24,716,741)
Net decrease	(972,863)	$(9,710,818)	(1,844,969)	$(17,976,397)
Series II shares
Sold	199,008	$2,014,587	104,416	$1,035,164
Distributions reinvested	1,147,047	11,587,495	1,252,515	12,041,169
Repurchased	(7,082,372)	(70,308,791)	(8,234,457)	(79,856,605)
Net decrease	(5,736,317)	$(56,706,709)	(6,877,526)	$(66,780,272)
Series NAV shares
Sold	196,524	$1,958,708	263,403	$2,604,562
Distributions reinvested	184,661	1,890,350	168,173	1,638,424
Repurchased	(467,940)	(4,751,804)	(786,610)	(7,694,929)
Net decrease	(86,755)	$(902,746)	(355,034)	$(3,451,943)
Total net decrease	(6,795,935)	$(67,320,273)	(9,077,529)	$(88,208,612)
Affiliates of the Trust owned 100% of shares of the portfolios on December 31, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2025:

Portfolio	Purchases	Sales
Managed Volatility Growth Portfolio	$1,031,331,896	$1,598,328,858
Managed Volatility Balanced Portfolio	632,021,721	1,040,234,465
Managed Volatility Moderate Portfolio	157,369,079	271,834,276
Managed Volatility Conservative Portfolio	53,235,197	115,701,252

8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each affiliated underlying funds’ net assets. At December 31, 2025, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Managed Volatility Growth Portfolio
	Multifactor Developed International ETF	25.1%
	Strategic Equity Allocation Trust	22.9%
	Small Cap Dynamic Growth Fund	21.1%
	Mid Value Trust	18.5%
	Emerging Markets Equity Fund	17.6%
	Select Bond Trust	17.0%
	Multifactor Small Cap ETF	16.7%
	Multifactor Emerging Markets ETF	16.4%
	Core Bond Trust	16.4%
	Mid Cap Growth Trust	13.4%
	Blue Chip Growth Trust	9.5%
	Fundamental Large Cap Core Fund	7.2%
Managed Volatility Balanced Portfolio
	Select Bond Trust	21.9%
	Core Bond Trust	21.1%
	Strategic Equity Allocation Trust	12.1%
	Small Cap Dynamic Growth Fund	10.9%
	Multifactor Developed International ETF	9.1%
	Multifactor Small Cap ETF	8.6%
	Mid Value Trust	8.5%
	Emerging Markets Equity Fund	8.3%
	Multifactor Emerging Markets ETF	7.8%
	Blue Chip Growth Trust	5.8%
	Mid Cap Growth Trust	5.5%
Managed Volatility Moderate Portfolio
	Select Bond Trust	6.7%
	Core Bond Trust	6.5%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Growth Portfolio
Blue Chip Growth	6,039,601	$219,285,230	$30,793,433	$(47,640,245)	$11,240,281	$(4,466,921)	—	$28,863,509	$209,211,778
Bond	27,399,540	401,744,089	31,534,811	(68,140,698)	(8,505,444)	19,014,940	$17,691,421	—	375,647,698
Core Bond	11,597,572	139,993,115	11,689,301	(24,292,274)	(4,312,691)	7,743,158	5,538,186	—	130,820,609
Disciplined Value	11,788,022	—	334,964,304	(56,703,806)	(129,804)	14,330,137	2,631,742	15,885,769	292,460,831
Emerging Markets Equity	20,185,240	222,086,295	19,816,926	(52,572,735)	1,895,513	33,839,424	4,798,950	—	225,065,423
Equity Income	—	306,311,782	—	(322,055,415)	36,663,438	(20,919,805)	—	—	—
Fundamental Large Cap Core	6,180,128	367,103,607	145,804,890	(69,478,366)	27,987,077	(31,639,326)	2,381,564	43,087,905	439,777,882
John Hancock Collateral Trust	7,098,483	20,005,584	572,765,603	(521,761,036)	1,999	2,491	2,237,372	—	71,014,641
Mid Cap Growth	6,991,586	88,058,003	8,845,758	(18,145,669)	(3,441,383)	8,931,905	—	—	84,248,614
Mid Value	11,731,108	113,868,564	22,740,482	(13,811,041)	2,007,668	(16,644,856)	1,316,305	19,570,396	108,160,817
Multifactor Developed International ETF	6,062,373	201,844,090	31,085,288	(39,550,410)	10,344,220	48,047,163	8,038,403	—	251,770,351

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	3,152,024	$115,333,213	$726,054	$(37,506,147)	$5,447,482	$19,700,988	$2,579,186	—	$103,701,590
Multifactor Mid Cap ETF	1,762,845	120,095,945	1,388,848	(16,635,334)	7,397,008	3,184,624	1,158,399	—	115,431,091
Multifactor Small Cap ETF	2,539,230	111,164,781	7,945,286	(18,380,531)	6,170,859	(278,127)	1,221,938	—	106,622,268
Select Bond	81,037,082	1,030,948,704	80,046,698	(178,056,638)	(27,539,094)	58,131,237	39,834,651	—	963,530,907
Small Cap Core	—	72,639,391	—	(64,076,877)	(6,798,698)	(1,763,816)	—	—	—
Small Cap Dynamic Growth	6,890,240	35,336,980	92,216,088	(22,216,117)	(2,138,054)	3,530,922	—	$10,586,893	106,729,819
Strategic Equity Allocation	84,635,837	1,689,234,539	211,733,730	(407,437,462)	(9,706,008)	103,097,136	24,226,486	177,531,287	1,586,921,935
					$46,584,369	$243,841,274	$113,654,603	$295,525,759	$5,171,116,254
Managed Volatility Balanced Portfolio
Blue Chip Growth	3,686,036	$133,218,143	$18,103,166	$(28,217,533)	$7,912,221	$(3,331,706)	—	$17,796,753	$127,684,291
Bond	35,299,861	517,883,586	29,009,276	(76,631,345)	(9,510,836)	23,210,408	$23,026,064	—	483,961,089
Core Bond	14,913,378	180,118,945	10,550,095	(26,899,377)	(4,654,531)	9,107,770	7,191,981	—	168,222,902
Disciplined Value	7,244,577	—	204,542,440	(34,237,880)	479,266	8,954,132	1,614,415	9,744,962	179,737,958
Emerging Markets Equity	9,597,944	105,439,611	9,209,774	(25,035,233)	1,561,375	15,841,552	2,262,821	—	107,017,079
Equity Income	—	188,534,182	—	(198,261,904)	24,577,626	(14,849,904)	—	—	—
Fundamental Large Cap Core	3,759,541	203,557,384	107,108,836	(41,598,021)	14,750,696	(16,289,952)	1,449,849	26,231,055	267,528,943
John Hancock Collateral Trust	3,574,402	25,880,612	294,453,923	(284,578,599)	2,675	424	1,501,868	—	35,759,035
Mid Cap Growth	2,895,071	36,325,934	1,425,633	(5,185,125)	(59,728)	2,378,896	—	—	34,885,610
Mid Value	5,364,551	52,139,716	9,918,195	(5,891,762)	1,060,989	(7,765,980)	608,390	9,045,347	49,461,158
Multifactor Developed International ETF	2,202,551	84,986,558	4,775	(15,804,247)	4,166,153	18,118,704	2,920,473	—	91,471,943
Multifactor Emerging Markets ETF	1,494,556	55,319,931	197,595	(18,529,244)	2,845,906	9,336,704	1,236,093	—	49,170,892
Multifactor Mid Cap ETF	949,380	64,711,303	417,216	(8,851,835)	4,030,801	1,857,917	630,788	—	62,165,402
Multifactor Small Cap ETF	1,312,179	49,819,892	11,555,431	(10,259,491)	3,587,912	394,652	638,003	—	55,098,396
Select Bond	103,878,416	1,321,953,750	70,962,241	(197,342,570)	(33,025,546)	72,566,489	51,554,733	—	1,235,114,364
Small Cap Core	—	44,517,926	—	(39,270,285)	(5,167,962)	(79,679)	—	—	—
Small Cap Dynamic Growth	3,560,789	18,795,726	48,058,670	(12,670,987)	(863,257)	1,836,470	—	5,441,168	55,156,622
Strategic Equity Allocation	44,933,283	893,255,644	110,958,381	(214,685,929)	8,480,348	44,490,614	12,963,328	94,995,052	842,499,058
					$20,174,108	$165,777,511	$107,598,806	$163,254,337	$3,844,934,742
Managed Volatility Moderate Portfolio
Blue Chip Growth	823,140	$29,870,414	$4,542,752	$(6,962,048)	$2,390,512	$(1,328,069)	—	$3,939,875	$28,513,561
Bond	10,832,005	161,390,442	9,086,307	(26,229,217)	(3,211,717)	7,470,968	$7,169,017	—	148,506,783
Core Bond	4,579,331	56,160,262	3,084,126	(8,999,483)	(1,538,393)	2,948,342	2,216,683	—	51,654,854
Disciplined Value	1,702,736	—	49,169,240	(9,190,581)	251,623	2,014,597	381,087	2,300,324	42,244,879
Emerging Markets Equity	1,779,989	21,265,505	1,207,360	(5,930,463)	134,442	3,170,034	425,432	—	19,846,878
Equity Income	—	44,426,347	—	(46,721,441)	6,594,768	(4,299,674)	—	—	—

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	851,493	$44,395,121	$27,309,724	$(10,749,119)	$4,529,997	$(4,893,462)	$329,045	$5,953,179	$60,592,261
John Hancock Collateral Trust	666,814	6,943,245	69,710,316	(69,982,876)	454	(199)	337,606	—	6,670,940
Mid Cap Growth	736,154	9,240,655	1,136,697	(2,140,932)	211,984	422,253	—	—	8,870,657
Mid Value	1,252,451	12,172,396	2,718,807	(1,797,413)	636,328	(2,182,522)	140,951	2,095,614	11,547,596
Multifactor Developed International ETF	239,139	9,268,134	34,735	(1,799,370)	426,104	2,001,840	316,420	—	9,931,443
Multifactor Emerging Markets ETF	278,086	8,960,851	501,235	(2,535,626)	453,715	1,768,854	230,553	—	9,149,029
Multifactor Mid Cap ETF	111,301	7,627,402	258,563	(1,292,519)	594,451	100,092	74,205	—	7,287,989
Multifactor Small Cap ETF	221,756	6,218,555	4,358,971	(2,160,681)	1,176,686	(281,997)	108,290	—	9,311,534
Select Bond	31,921,682	412,288,069	21,339,054	(66,547,371)	(10,910,722)	23,379,768	15,896,795	—	379,548,798
Small Cap Core	—	8,903,629	—	(7,854,096)	(1,068,594)	19,061	—	—	—
Small Cap Dynamic Growth	601,768	4,064,452	7,713,661	(2,506,927)	(315,048)	365,251	—	929,214	9,321,389
Strategic Equity Allocation	9,476,725	189,212,514	24,907,846	(48,078,015)	3,916,883	7,729,357	2,709,714	19,856,742	177,688,585
					$4,273,473	$38,404,494	$30,335,798	$35,074,948	$980,687,176
Managed Volatility Conservative Portfolio
Blue Chip Growth	210,935	$7,781,835	$1,699,046	$(2,500,600)	$1,142,007	$(815,508)	—	$1,024,385	$7,306,780
Bond	6,916,220	104,145,774	5,579,248	(17,701,891)	(2,090,007)	4,888,259	$4,628,783	—	94,821,383
Core Bond	2,914,115	36,103,649	1,823,751	(5,978,064)	(1,110,318)	2,032,195	1,421,060	—	32,871,213
Disciplined Value	476,071	—	13,885,111	(2,741,733)	101,802	566,139	107,445	648,561	11,811,319
Emerging Markets Equity	375,155	4,637,007	355,449	(1,527,802)	(723,037)	1,441,363	89,967	—	4,182,980
Equity Income	—	12,924,053	—	(13,580,590)	1,065,530	(408,993)	—	—	—
Fundamental Large Cap Core	194,945	10,796,643	6,269,198	(3,165,074)	201,166	(229,641)	75,871	1,372,682	13,872,292
John Hancock Collateral Trust	225,618	2,428,405	16,732,805	(16,903,973)	111	(224)	150,252	—	2,257,124
Multifactor Emerging Markets ETF	58,453	1,927,996	217,786	(702,472)	204,219	275,575	48,846	—	1,923,104
Multifactor Mid Cap ETF	98,004	6,980,705	387,339	(1,598,689)	896,307	(248,360)	66,336	—	6,417,302
Multifactor Small Cap ETF	60,468	5,511,024	418,177	(3,301,926)	641,406	(729,630)	29,913	—	2,539,051
Select Bond	20,315,788	265,308,333	13,060,133	(44,972,856)	(7,662,142)	15,821,248	10,201,093	—	241,554,716
Small Cap Dynamic Growth	164,090	—	3,171,283	(793,918)	96,850	67,541	—	254,909	2,541,756
Strategic Equity Allocation	2,255,399	45,861,179	6,368,673	(12,873,642)	(655,763)	3,588,290	651,822	4,776,544	42,288,737
					$(7,891,869)	$26,248,254	$17,471,388	$8,077,081	$464,387,757
9.  Segment reporting
The management committee of the Advisor acts as the portfolios' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss

Segment reporting, continued

and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.

John Hancock Variable Insurance Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of Managed Volatility Growth Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Moderate Portfolio and Managed Volatility Conservative Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of John Hancock Managed Volatility Growth Portfolio, John Hancock Managed Volatility Balanced Portfolio, John Hancock Managed Volatility Moderate Portfolio and John Hancock Managed Volatility Conservative Portfolio (four of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Portfolios") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 20, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

John Hancock Variable Insurance Trust
Shareholder meeting

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	5,670,414,595.663	26,667,188.714
Christine L. Hurtsellers	5,669,231,089.721	27,850,694.656
Kenneth J. Phelan	5,670,154,966.243	26,926,818.134
Thomas R. Wright	5,670,911,891.149	26,169,893.228
Non-Independent Trustee
Kristie M. Feinberg	5,669,183,954.600	27,897,829.777

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHTLA	12/31
2/26
1115018:12/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Variable Insurance Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 20, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	February 20, 2026